UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103

(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.            666 Fifth Avenue, 11th Floor            New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:     October 31, 2012

Date of reporting period:    April 30, 2012

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT April 30, 2012 (Unaudited)
TOTAL RETURN U.S. TREASURY FUND, INC. MANAGED MUNICIPAL FUND, INC. NORTH AMERICAN GOVERNMENT BOND FUND, INC. ISI STRATEGY FUND, INC.

ISI Funds Semi-Annual Report – Table of Contents

Investment Advisor’s Message	1
Performance Comparisons	2
Shareholder Expense Examples	10
Portfolio Profiles	13
Schedules of Investments	14
Statements of Assets and Liabilities	28
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements	47
Notice to Shareholders	57

Investment Advisor’s Message	4/30/2012

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2012. For this period, the Total Return US Treasury Fund, Inc. (‘Total Return’) produced a +1.90% return; Managed Municipal Fund, Inc. (‘Managed Municipal’) produced a +4.06% return in its Class A Shares and a +4.09% return in its Class I Shares; North American Government Bond Fund, Inc. (‘North American’) produced a +1.87% return in its Class A Shares, a +1.52% return in its Class C Shares, and a +2.01% return in its Class I Shares; and ISI Strategy Fund (‘Strategy’) produced a +12.60% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance of a Fund, please call (800) 882-8585.

Description of Fund Objectives

Total Return, Managed Municipal, North American and Strategy, (each a ‘Fund’ and collectively, the ‘Funds’) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. (‘ISI’) manages all four Funds. Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

R. Alan Medaugh
President
June 4, 2012

1

Total Return US Treasury Fund – Performance Comparison1 (Unaudited)

2

Total Return US Treasury Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2012	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
Total Return US Treasury Fund	6.28%	11.00%	30.24%	63.73%	363.40%	6.28%	3.54%	5.43%	5.05%	6.68%
Barclays Capital Treasury Index3	8.89%	15.89%	36.51%	71.81%	388.83%	8.89%	5.04%	6.42%	5.56%	6.93%
Barclays Capital Intermediate Treasury Index3	6.03%	12.75%	32.07%	59.09%	340.05%	6.03%	4.08%	5.72%	4.75%	6.46%
Barclays Capital Long-Term Treasury Index3	26.64%	35.33%	62.63%	126.93%	681.62%	26.64%	10.61%	10.22%	8.54%	9.07%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund’s weighted average maturity is approximately 5.14 years.

2	The Fund’s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

3
The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

Expense Ratio Information as of:	October 31, 2011 (As disclosed in March 1, 2012 Summary Prospectus)
Gross Expense Ratio	0.84%

3

Managed Municipal Fund – Performance Comparison1 (Unaudited)

4

Managed Municipal Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2012	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
Managed Municipal Fund - ISI Class A Shares2	5.04%	10.58%	20.01%	45.46%	205.55%	5.04%	3.41%	3.72%	3.82%	5.17%
Managed Municipal Fund - ISI Class I Shares3	8.41%	—	—	—	6.59%	8.41%	—	—	—	4.16%
Barclays Capital General Obligation Index4	9.97%	21.28%	33.47%	68.74%	287.15%	9.97%	6.64%	5.94%	5.37%	6.29%
Barclays Capital Prerefunded Municipal Bond Index4	3.48%	9.29%	24.03%	47.57%	209.45%	3.48%	3.01%	4.40%	3.97%	5.22%
Consumer Price Index5	2.30%	7.90%	11.32%	27.92%	48.85%	2.30%	2.57%	2.17%	2.49%	1.81%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the sales charge, if applicable. ISI Class A Shares have a maximum 3.00% sales charges. Distributions of the Fund’s income and capital gains may be subject to state and local taxes.

2	The ISI Class A Shares inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

3	The ISI Class I Shares inception date is October 7, 2010. Benchmark returns are for the period beginning October 31, 2010.

4
The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

5	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2011 (As disclosed in March 1, 2012 Summary Prospectus)
Gross Expense Ratio – Class A	1.01%
Gross Expense Ratio – Class I	0.76%

5

North American Government Bond Fund – Performance Comparison1 (Unaudited)

6

North American Government Bond Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2012	1 Year	3 Years	5 Years	10 Years	Since Inception	1 Year	3 Years	5 Years	10 Years	Since Inception
North American Government Bond Fund - ISI Class A Shares2	2.21%	14.55%	29.48%	67.14%	192.71%	2.21%	4.63%	5.30%	5.27%	5.72%
North American Government Bond Fund - ISI Class C Shares3	3.79%	15.85%	29.44%	—	43.62%	3.79%	5.03%	5.30%	—	4.12%
North American Government Bond Fund - ISI Class I Shares4	5.81%	—	—	—	7.82%	5.81%	—	—	—	4.75%
Barclays Capital Intermediate Treasury Index5	6.03%	12.75%	32.07%	59.09%	180.56%	6.03%	4.08%	5.72%	4.75%	5.50%
Barclays Capital Emerging Americas Index: Mexico Section / Citigroup US Broad Investment-Grade Bond Index Mexico Sector / Barclays Capital Global Aggregate Index: Mexico Section6	0.13%	21.97%	14.13%	74.95%	469.65%	0.13%	6.84%	2.68%	5.75%	9.45%
Consumer Price Index7	2.30%	7.90%	11.32%	27.92%	67.20%	2.30%	2.57%	2.17%	2.49%	2.70%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

2	ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

3
ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through April 30, 2012 were 43.86% and 4.16%, respectively.

4	ISI Class I Shares inception date is September 16, 2010. Benchmark returns are for the periods beginning September 30, 2010.

5
The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

6
Reflects the performance of the Barclays Capital Emerging Americas Index: Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2012. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Barclays Capital Global Aggregate Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

7	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2011 (As disclosed in March 1, 2012 Summary Prospectus)
Gross Expense Ratio – Class A	1.18%
Gross Expense Ratio – Class C	1.78%
Gross Expense Ratio – Class I	0.78%

7

ISI Strategy Fund – Performance Comparison1 (Unaudited)

8

ISI Strategy Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2012	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
ISI Strategy Fund	-0.09%	53.47%	9.00%	62.64%	98.14%	-0.09%	15.35%	1.74%	4.98%	4.79%
Wilshire 5000 (Full Cap) Index3	3.31%	72.85%	8.06%	71.44%	221.68%	3.31%	20.01%	1.56%	5.54%	8.34%
Consumer Price Index4	2.30%	7.90%	11.32%	27.92%	203.47%	2.30%	2.57%	2.17%	2.49%	7.91%
Lipper Flexible Portfolio Funds Average5	-0.20%	52.28%	14.46%	70.53%	97.26%	-0.20%	15.05%	2.74%	5.48%	4.77%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge.

2	The Fund’s inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

3
The Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

4	The Consumer Price Index is a widely used measure of inflation.

5
Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds Average category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

Expense Ratio Information as of:	October 31, 2011 (As disclosed in March 1, 2012 Summary Prospectus)
Gross Expense Ratio	1.04%

9

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you may incur two types of cost; (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2011) and held for the entire period (April 30, 2012).

Actual Expenses – “Actual Return” in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” column to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – “Hypothetical Returns” in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, “Hypothetical Returns” in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

10

Shareholder Expense Examples (Unaudited) (continued)

Total Return US Treasury Fund
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,019.00	$4.37	0.87%
Based on Hypothetical 5% Return	$1,000.00	$1,020.54	$4.37	0.87%

Managed Municipal Fund – Class A
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,040.60	$5.07	1.00%
Based on Hypothetical 5% Return	$1,000.00	$1,019.89	$5.02	1.00%

Managed Municipal Fund – Class I
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,040.90	$3.81	0.75%
Based on Hypothetical 5% Return	$1,000.00	$1,021.13	$3.77	0.75%

North American Government Bond Fund – Class A
	Beginning Account Value November 1, 201	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,018.70	$6.02	1.20%
Based on Hypothetical 5% Return	$1,000.00	$1,018.90	$6.02	1.20%

North American Government Bond Fund – Class C
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,015.20	$9.02	1.80%
Based on Hypothetical 5% Return	$1,000.00	$1,015.91	$9.02	1.80%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

11

Shareholder Expense Examples (Unaudited) (continued)

North American Government Bond Fund – Class I
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,020.10	$4.02	0.80%
Based on Hypothetical 5% Return	$1,000.00	$1,020.89	$4.02	0.80%

ISI Strategy Fund
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,126.00	$5.97	1.13%
Based on Hypothetical 5% Return	$1,000.00	$1,019.24	$5.67	1.13%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

12

Portfolio Profiles (Unaudited)

Portfolio Profiles (as a % of Net Assets)	April 30, 2012

Total Return US Treasury Fund
US Treasury Obligations	99.23%
Repurchase Agreements	0.33%
Other Assets and Liabilities	0.44%
100.00%

Managed Municipal Fund
Aaa Municipal Obligations*	75.63%
Aa Municipal Obligations*	12.02%
NR Municipal Obligations*	0.37%
US Treasury Obligations	10.39%
Repurchase Agreements	0.76%
Other Assets and Liabilities	0.83%
100.00%

* Ratings are based on Moody’s Investors Service, Inc.

North American Government Bond Fund
Canadian Securities	16.01%
Mexican Securities	10.96%
US Treasury Obligations	71.41%
Repurchase Agreements	0.63%
Other Assets and Liabilities	0.99%
100.00%
ISI Strategy Fund
Consumer Discretionary	13.12%
Consumer Staples	9.09%
Energy	8.21%
Financials	15.57%
Health Care	9.89%
Industrials	9.02%
Information Technology	15.00%
Materials	2.54%
Telecommunication Services	0.60%
Utilities	1.44%
US Treasury Obligations	12.57%
Repurchase Agreements	2.92%
Other Assets and Liabilities	0.03%
100.00%

13

Total Return US Treasury Fund

Schedule of Investments	April 30, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 99.23%
US Treasury Notes	0.625%	07/31/12	$7,900,000	$7,911,107
US Treasury Notes	1.750%	08/15/12	5,900,000	5,928,580
US Treasury Notes	0.375%	08/31/12	8,000,000	8,007,816
US Treasury Notes	3.750%	11/15/18	1,370,000	1,593,481
US Treasury Notes	1.250%	01/31/19	18,000,000	17,997,192
US Treasury Notes	2.625%	08/15/20	5,000,000	5,397,655
US Treasury Bonds	8.125%	08/15/19	10,000,000	14,745,310
US Treasury Bonds	8.750%	08/15/20	11,300,000	17,654,487
US Treasury Bonds	7.875%	02/15/21	1,000,000	1,512,110

Total US Treasury Obligations (Cost $76,141,680)				$80,747,738

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.33%
JPMorgan Chase, N.A.
Dated 04/30/12, 0.10%, principal and interest in the amount of $270,001 to be repurchased 05/01/12, collateralized by US Treasury Inflation-Protected Note, par value of $210,000 due 07/15/16 with a value of $278,666 (Cost $270,000)	$270,000	$270,000

Total Investments - 99.56% (Cost $76,411,680)*		$81,017,738
Other Assets in Excess of Liabilities - 0.44%		355,435
Net Assets - 100.00%		$81,373,173

*	Cost for Federal income tax purposes is $76,411,680 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$4,606,058
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$4,606,058

See Notes to Financial Statements.

14

Managed Municipal Fund

Schedule of Investments	April 30, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 88.02%
General Obligation - 48.54%
Baltimore County, MD	4.000%	08/01/22	Aaa/AAA	$1,665,000	$1,931,833
Delaware State, Series B	3.000%	07/01/19	Aaa/AAA	1,400,000	1,568,000
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,146,480
Du Page County, IL, Jail Project	5.600%	01/01/21	Aaa/AAA	1,600,000	1,925,168
Fairfax County, VA, Series A	4.000%	04/01/27	Aaa/AAA	1,000,000	1,091,590
Florida State, Board of Education, Public Education, Series I	4.125%	06/01/21	Aa1/AAA	3,000,000	3,099,240
Georgia State, Series B	4.250%	04/01/25	Aaa/AAA	1,120,000	1,217,642
Georgia State, Series G	4.125%	10/01/23	Aaa/AAA	2,000,000	2,170,500
Henrico County, VA, Public Improvements	4.250%	07/15/24	Aaa/AAA	2,830,000	3,009,875
Maryland State, Series B	3.000%	03/15/26	Aaa/AAA	1,750,000	1,797,390
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	2,181,300
Minnesota State, State Trunk Highway, Series B	4.000%	08/01/30	Aa1/AA+	2,830,000	3,128,027
Missouri State, Fourth State Building, Series A	4.125%	10/01/19	Aaa/AAA	2,000,000	2,023,620
Oregon State, State Property, ODOT Building, Public Improvements, Series K	5.000%	05/01/30	Aa1/AA+	1,915,000	2,237,428
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,178,540
South Carolina State, Coastal Carolina University, Series A	4.000%	04/01/28	Aaa/AA+	1,000,000	1,078,420
Tennessee State, Series A	3.625%	05/01/31	Aaa/AA+	2,000,000	2,042,900
Texas, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AA+	3,515,000	3,877,186
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	1,000,000	1,111,440
Utah State, Series A	5.000%	07/01/23	Aaa/AAA	2,785,000	3,485,678
Virginia State, Series B	4.250%	06/01/26	Aaa/AAA	2,500,000	2,664,975
Washington State, Series E	4.000%	02/01/36	Aa1/AA+	2,000,000	2,028,180
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	2,500,000	2,733,625
Washington, Suburban Sanitation District, Water Supply	4.250%	06/01/26	Aaa/AAA	2,500,000	2,663,975
					$53,393,012
Prerefunded2 Issues - 20.64%
Alexandria, VA, Capital Improvements, 06/15/14 @ 100	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,575,814
Arlington County, VA, Public Improvements, 01/15/13 @ 100	4.500%	01/15/28	Aaa/AAA	1,600,000	1,648,528
Arlington County, VA, Public Improvements, 01/15/13 @ 100	4.500%	01/15/28	NR/NR	400,000	412,160

See Notes to Financial Statements.

15

Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P)1	Principal Amount	Market Value
MUNICIPAL BONDS - 88.02% (continued)
Prerefunded2 Issues - 20.64% (continued)
Gwinnett County, GA, Water & Sewer Authority, 08/01/12 @ 100	5.250%	08/01/24	Aaa/AAA	$1,500,000	$1,518,975
Maryland State, Capital Improvements, Series A, 02/15/12 @ 100	4.000%	02/15/20	Aaa/AAA	4,000,000	4,397,800
Mecklenburg County, NC, Public Improvements, Series A, 02/01/14 @ 100	4.000%	02/01/20	Aaa/AAA	3,000,000	3,194,340
Montgomery County, MD, Public Improvements, Series A, 05/01/13 @ 100	4.000%	05/01/21	Aaa/AAA	2,450,000	2,543,100
Salt Lake City, UT, School District, School Board Guaranty, Series A, 03/01/13 @ 100	4.500%	03/01/20	Aaa/NR	2,240,000	2,320,192
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/26	Aaa/AA+	500,000	601,830
Tennessee State, Series A, 05/01/17 @ 100	5.000%	05/01/27	Aaa/AA+	2,075,000	2,497,594
					$22,710,333
Revenue Bonds - 18.84%
Colorado, Water Resources & Power Development Authority, Series A	4.000%	09/01/29	Aaa/AAA	$2,000,000	$2,116,940
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	2,500,000	2,723,150
Florida, Water Pollution Control Financing, Series A	5.000%	01/15/29	Aaa/AAA	500,000	568,305
Florida, Water Pollution Control Financing, Series A	5.100%	01/15/29	Aaa/AAA	550,000	628,480
Gwinnett County, GA, Water & Sewer Authority, Series A	4.000%	08/01/28	Aaa/AAA	2,000,000	2,150,360
Kansas State, Development Finance Authority, Series DW-1	3.000%	04/01/20	Aaa/AAA	2,865,000	3,048,131
Kansas State, Development Finance Authority, Series DW-1	3.125%	04/01/22	Aaa/AAA	2,975,000	3,118,216
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,010,080
Virginia State Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,359,730
					$20,723,392

Total Municipal Bonds (Cost $89,797,255)					$96,826,737

See Notes to Financial Statements.

16

Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 10.39%
US Treasury Notes	1.750%	08/15/12	$4,900,000	$4,923,736
US Treasury Notes	0.375%	10/31/12	5,000,000	5,006,055
US Treasury Notes	0.375%	08/31/12	1,500,000	1,501,465

Total US Treasury Obligations (Cost $11,429,513)				$11,431,256

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.76%
JPMorgan Chase, N.A.
Dated 04/30/12, 0.10%, principal and interest in the amount of $836,002 to be repurchased 05/01/12, collateralized by US Treasury Inflation-Protected Note, par value of $656,000 due 07/15/16 and 07/15/18 with a combined value of $855,770 (Cost $836,000)	$836,000	$836,000

Total Investments - 99.17% (Cost $102,062,768)*		$109,093,993
Other Assets in Excess of Liabilities - 0.83%		907,834
Net Assets - 100.00%		$110,001,827

1	Moody’s Municipal Bond Ratings:

	Aaa	Judged to be of the best quality.

	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

S&P Municipal Bond Ratings:

	AAA	Of the highest quality.

	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

	NR	Bond is not rated by this rating organization.

2
Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $102,062,768 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$7,045,641
Gross Unrealized Depreciation	(14,416)
Net Unrealized Appreciation	$7,031,225

See Notes to Financial Statements.

17

North American Government Bond Fund

Schedule of Investments	April 30, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount1		Market Value
CANADIAN SECURITIES - 16.01%
Canadian Government Bonds	3.750%	06/01/12	CAD	7,500,000	$7,608,873
Canadian Government Bonds	3.500%	06/01/13		3,100,000	3,212,690
Canadian Government Bonds	0.750%	05/01/14		5,000,000	5,002,025
Canadian Government Bonds	4.000%	06/01/17		9,000,000	10,152,958
Canadian Government Bonds	3.250%	06/01/21		1,000,000	1,112,770

Total Canadian Securities (Cost $25,432,460)					$27,089,316

MEXICAN SECURITIES - 10.96%
Mexican Bono2	9.000%	12/20/12	MXN	31,782,400	$2,508,972
Mexican Bono2	8.000%	12/19/13		17,850,000	1,443,878
Mexican Bono2	6.000%	06/18/15		23,850,000	1,890,893
Mexican Bono2	8.000%	12/17/15		93,907,000	7,915,412
Mexican Bono2	7.250%	12/15/16		44,050,000	3,667,774
Mexican Bono2	6.500%	06/10/21		14,198,500	1,122,426

Total Mexican Securities (Cost $19,489,463)					$18,549,355

US TREASURY OBLIGATIONS - 71.41%
US Treasury Notes	1.750%	08/15/12		$20,300,000	$20,398,333
US Treasury Notes	0.375%	08/31/12		4,000,000	4,003,908
US Treasury Notes	0.375%	10/31/12		2,500,000	2,503,028
US Treasury Notes	1.250%	01/31/19		26,500,000	26,495,866
US Treasury Notes	2.625%	08/15/20		10,850,000	11,712,911
US Treasury Bonds	8.750%	05/15/17		12,800,000	17,817,997
US Treasury Bonds	8.875%	08/15/17		10,300,000	14,580,134
US Treasury Bonds	8.125%	08/15/19		6,500,000	9,584,451
US Treasury Bonds	8.500%	02/15/20		6,000,000	9,131,718
US Treasury Bonds	8.750%	08/15/20		2,300,000	3,593,391
US Treasury Bonds	7.875%	02/15/21		650,000	982,872

Total US Treasury Obligations (Cost $114,607,743)					$120,804,609

See Notes to Financial Statements.

18

North American Government Bond Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.63%
JPMorgan Chase, N.A.
Dated 04/30/12, 0.10%, principal and interest in the amount of $1,057,003 to be repurchased 05/01/12, collateralized by US Treasury Inflation-Protected Note, par value of $880,000 due 07/15/18 with a value of $1,078,969 (Cost $1,057,000)	$1,057,000	$1,057,000

Total Investments - 99.01% (Cost $160,586,666)*		$167,500,280
Other Assets in Excess of Liabilities - 0.99%		1,677,278
Net Assets - 100.00%		$169,177,558

CAD	Canadian dollar

MXN	Mexican peso

1	Principal Amount is shown in US dollars unless otherwise noted.

2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

*	Cost for Federal income tax purposes is $160,586,666 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$7,951,764
Gross Unrealized Depreciation	(1,038,150)
Net Unrealized Appreciation	$6,913,614

See Notes to Financial Statements.

19

ISI Strategy Fund

Schedule of Investments	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48%
Consumer Discretionary - 13.12%
Auto Components - 0.27%
TRW Automotive Holdings Corp.*	3,650	$166,842

Automobiles - 0.30%
Ford Motor Co.	16,230	183,074

Diversified Consumer Services - 0.17%
ITT Educational Services, Inc.*	1,610	106,292

Hotels, Restaurants & Leisure - 3.74%
Ameristar Casinos, Inc.	2,150	38,657
Brinker International, Inc.	1,010	31,785
Chipotle Mexican Grill, Inc.*	950	393,443
Choice Hotels International, Inc.	1,770	66,587
International Game Technology	10,770	167,797
Las Vegas Sands Corp.	6,440	357,356
Marriott International, Inc. - Class A	2,916	113,986
Marriott Vacations Worldwide Corp.*	360	10,631
McDonald's Corp.	7,416	722,689
Starbucks Corp.	1,210	69,430
Wyndham Worldwide Corp.	3,610	181,727
Wynn Resorts Ltd.	1,180	157,412
		2,311,500
Internet & Catalog Retail - 0.65%
Blue Nile, Inc.*	470	14,231
Expedia, Inc.	1,417	60,407
Liberty Interactive Corp. - Class A*	13,320	250,949
Orbitz Worldwide, Inc.*	3,230	11,789
Overstock.com, Inc.*	1,397	8,424
TripAdvisor, Inc.*	1,517	56,903
		402,703
Media - 3.68%
AMC Networks, Inc. - Class A*	2,154	91,545
Cablevision Systems Corp. - New York Group - Class A	8,398	124,458

Security	Shares	Market Value
Media - 3.68% (continued)
CBS Corp. - Class B - Non-Voting Shares	5,043	$168,184
Comcast Corp. - Class A	10,200	309,366
DIRECTV - Class A*	10,970	540,492
Gannett Co., Inc.	4,530	62,604
Interpublic Group of Cos., Inc. (The)	85	1,004
Liberty Global, Inc. - Class A*	2,496	124,326
Liberty Media Corp. - Liberty Capital - Series A*	705	61,645
News Corp. - Class A	475	9,310
Scholastic Corp.	950	29,022
Sinclair Broadcast Group, Inc. - Class A	1,120	11,514
Sirius XM Radio, Inc.*	38,430	86,852
Time Warner Cable, Inc.	1,793	144,247
Time Warner, Inc.	2,830	106,012
Virgin Media, Inc.	7,430	182,481
Walt Disney Co. (The)	4,753	204,902
World Wrestling Entertainment, Inc. - Class A	2,280	17,966
		2,275,930
Multi-Line Retail - 0.97%
Dillard's, Inc. - Class A	1,340	86,510
Dollar General Corp.*	2,365	112,243
Dollar Tree, Inc.*	1,180	119,959
Macy's, Inc.	1,700	69,734
Nordstrom, Inc.	2,560	143,002
Target Corp.	1,191	69,006
		600,454
Specialty Retail - 2.91%
AutoZone, Inc.*	950	376,352
Bed Bath & Beyond, Inc.*	1,710	120,367
Buckle, Inc. (The)	950	43,871
Chico's FAS, Inc.	2,750	42,240
Express, Inc.*	2,560	60,467
Finish Line, Inc. (The) - Class A	940	20,924
Gap, Inc. (The)	7,079	201,752
Hibbett Sports, Inc.*	1,420	84,802
Home Depot, Inc. (The)	4,753	246,158
Limited Brands, Inc.	2,280	113,316
Lowe's Cos., Inc.	3,800	119,586

See Notes to Financial Statements.

20

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48% (continued)
Consumer Discretionary - 13.12% (continued)
Specialty Retail - 2.91% (continued)
New York & Co., Inc.*	1,758	$6,944
PetSmart, Inc.	2,370	138,076
Systemax, Inc.*	2,271	38,993
Tiffany & Co.	1,040	71,198
Williams-Sonoma, Inc.	1,520	58,809
Zumiez, Inc.*	1,610	59,023
		1,802,878
Textiles, Apparel & Luxury Goods - 0.43%
NIKE, Inc. - Class B	2,380	266,251

Consumer Staples - 9.09%
Beverages - 1.21%
Coca-Cola Co. (The)	5,240	399,917
Coca-Cola Enterprises, Inc.	3,450	103,914
Dr Pepper Snapple Group, Inc.	4,048	164,268
PepsiCo, Inc.	1,258	83,028
		751,127
Food & Staples Retailing - 2.49%
CVS Caremark Corp.	190	8,478
Kroger Co. (The)	2,370	55,150
Pantry, Inc. (The)*	550	7,018
Sysco Corp.	1,890	54,621
Wal-Mart Stores, Inc.	17,376	1,023,620
Walgreen Co.	8,110	284,337
Whole Foods Market, Inc.	1,250	103,837
		1,537,061
Food Products - 1.90%
General Mills, Inc.	4,576	177,961
Hershey Co. (The)	3,813	255,509
Hormel Foods Corp.	9,506	276,244
Kraft Foods, Inc. - Class A	6,960	277,495
McCormick & Co., Inc. - Non-Voting Shares	1,518	84,872
Smart Balance, Inc.*	1,880	11,092
Tyson Foods, Inc. - Class A	5,120	93,440
		1,176,613
Household Products - 1.06%
Procter & Gamble Co. (The)	10,271	653,646

Personal Products - 0.03%
Revlon, Inc. - Class A*	1,040	17,763

Security	Shares	Market Value
Tobacco - 2.40%
Altria Group, Inc.	6,902	$222,313
Philip Morris International, Inc.	8,919	798,340
Reynolds American, Inc.	9,606	392,213
Vector Group Ltd.	4,220	73,217
		1,486,083
Energy - 8.21%
Energy Equipment & Services - 0.68%
Bristow Group, Inc.	1,060	51,781
Diamond Offshore Drilling, Inc.	320	21,936
Halliburton Co.	3,890	133,116
Newpark Resources, Inc.*	850	5,406
Parker Drilling Co.*	1,490	7,703
RPC, Inc.	6,890	71,243
SEACOR Holdings, Inc.*	950	88,283
Unit Corp.*	1,040	43,940
		423,408
Oil, Gas & Consumable Fuels - 7.53%
Alon USA Energy, Inc.	3,680	33,267
Anadarko Petroleum Corp.	636	46,562
Berry Petroleum Co. - Class A	2,810	127,995
Chesapeake Energy Corp.	6,070	111,931
Chevron Corp.	7,972	849,496
ConocoPhillips	9,190	658,280
Contango Oil & Gas Co.*	950	51,547
Crosstex Energy, Inc.	2,930	43,657
CVR Energy, Inc.*	3,570	108,385
Devon Energy Corp.	610	42,609
Enbridge Energy Management LLC*	1,262	41,040
Energy XXI (Bermuda) Ltd.*	1,700	64,056
Exxon Mobil Corp.	18,551	1,601,693
Kinder Morgan, Inc.	1,150	41,285
Marathon Oil Corp.	3,343	98,084
Marathon Petroleum Corp.	3,801	158,160
McMoRan Exploration Co.*	1,170	10,296
Occidental Petroleum Corp.	950	86,659
Patriot Coal Corp.*	3,170	18,481
Quicksilver Resources, Inc.*	9,300	43,710
Rex Energy Corp.*	1,390	14,609
Ship Finance International Ltd.	792	10,969
Spectra Energy Corp.	1,670	51,336
Uranium Resources, Inc.*	940	818
USEC, Inc.*	940	791

See Notes to Financial Statements.

21

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48% (continued)
Energy - 8.21% (continued)
Oil, Gas & Consumable Fuels - 7.53% (continued)
W&T Offshore, Inc.	2,270	$44,878
Western Refining, Inc.	5,640	107,442
Whiting Petroleum Corp.*	840	48,048
World Fuel Services Corp.	3,220	141,873
		4,657,957
Financials - 15.57%
Capital Markets - 2.27%
American Capital Ltd.*	11,380	113,003
BlackRock, Inc. - Class A	2,226	426,457
Calamos Asset Management, Inc. - Class A	361	4,664
Charles Schwab Corp. (The)	10,935	156,371
Goldman Sachs Group, Inc. (The)	1,100	126,665
Invesco Ltd.	4,181	103,856
SEI Investments Co.	6,036	121,867
TD AMERITRADE Holding Corp.	18,610	349,682
		1,402,565
Commercial Banks - 2.19%
CapitalSource, Inc.	17,380	112,101
Centerstate Banks, Inc.	366	2,943
Cullen/Frost Bankers, Inc.	2,753	162,317
Fifth Third Bancorp	1,980	28,175
First Busey Corp.	4,472	20,750
First Horizon National Corp.	10,720	98,410
FirstMerit Corp.	3,220	54,096
MB Financial, Inc.	4,550	94,048
Popular, Inc.*	940	1,673
Republic Bancorp, Inc. - Class A	1,244	29,271
Susquehanna Bancshares, Inc.	5,602	58,093
SVB Financial Group*	2,400	153,816
Webster Financial Corp.	2,750	62,508
Wells Fargo & Co.	14,293	477,815
		1,356,016
Consumer Finance - 1.52%
American Express Co.	7,070	425,685
DFC Global Corp.*	2,180	38,106
Discover Financial Services	5,640	191,196
SLM Corp.	19,410	287,850
		942,837

Security	Shares	Market Value
Diversified Financial Services - 2.32%
Bank of America Corp.	30,811	$249,877
CBOE Holdings, Inc.	3,130	82,757
Citigroup, Inc.	4,030	133,151
CME Group, Inc.	812	215,846
JPMorgan Chase & Co.	17,541	753,912
		1,435,543
Insurance - 3.31%
Allstate Corp. (The)	2,180	72,659
American Equity Investment Life Holding Co.	4,350	53,331
American International Group, Inc.*	2,090	71,123
Assured Guaranty Ltd.	2,120	30,062
Berkshire Hathaway, Inc. - Class B*	6,120	492,354
Brown & Brown, Inc.	7,590	204,702
Cincinnati Financial Corp.	4,372	155,731
CNA Financial Corp.	3,790	116,050
CNO Financial Group, Inc.*	14,520	105,560
Loews Corp.	7,320	301,072
PartnerRe Ltd.	1,660	115,569
ProAssurance Corp.	1,828	161,028
Protective Life Corp.	4,770	139,570
Prudential Financial, Inc.	413	25,003
StanCorp Financial Group, Inc.	91	3,493
		2,047,307
Real Estate Investment Trusts - 3.32%
American Capital Agency Corp.	11,670	364,571
American Tower Corp.	1,800	118,044
FelCor Lodging Trust, Inc.*	6,906	29,143
General Growth Properties, Inc.	44,220	787,116
Hatteras Financial Corp.	1,318	38,393
iStar Financial, Inc.*	2,890	19,999
Macerich Co. (The)	1,250	76,963
National Retail Properties, Inc.	2,320	63,522
Newcastle Investment Corp.	1,210	8,555
Public Storage	3,570	511,438
Strategic Hotels & Resorts, Inc.*	4,940	33,641
		2,051,385

See Notes to Financial Statements.

22

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48% (continued)
Financials - 15.57% (continued)
Real Estate Management & Development - 0.09%
CBRE Group, Inc. - Class A*	2,810	$52,856

Thrifts & Mortgage Finance - 0.55%
First Financial Holdings, Inc.	535	6,174
Flagstar Bancorp, Inc.*	940	818
Hudson City Bancorp, Inc.	1,320	9,319
New York Community Bancorp, Inc.	20,310	273,982
Oritani Financial Corp.	2,812	41,674
Radian Group, Inc.	940	2,933
TFS Financial Corp.*	570	5,603
		340,503
Health Care - 9.89%
Biotechnology - 1.10%
Acorda Therapeutics, Inc.*	2,750	69,410
Amgen, Inc.	2,040	145,065
Biogen Idec, Inc.*	870	116,589
Cepheid, Inc.*	979	37,603
Incyte Corp.*	3,790	85,957
Momenta Pharmaceuticals, Inc.*	2,930	46,528
Myriad Genetics, Inc.*	2,750	71,528
Spectrum Pharmaceuticals, Inc.*	1,670	17,752
United Therapeutics Corp.*	2,100	91,875
		682,307
Health Care Equipment & Supplies - 0.84%
Baxter International, Inc.	472	26,153
IDEXX Laboratories, Inc.*	3,613	317,691
Meridian Bioscience, Inc.	2,845	58,465
RTI Biologics, Inc.*	881	3,083
Sirona Dental Systems, Inc.*	1,280	64,653
STERIS Corp.	1,558	48,937
		518,982
Health Care Providers & Services - 2.33%
AmerisourceBergen Corp.	9,010	335,262
Community Health Systems, Inc.*	4,550	110,747
Express Scripts Holding Co.*	996	55,567
HCA Holdings, Inc.	3,130	84,260
Health Management Associates, Inc. - Class A*	11,100	79,920

Security	Shares	Market Value
Health Care Providers & Services - 2.33% (continued)
Health Net, Inc.*	1,610	$57,332
HealthSouth Corp.*	2,530	56,647
LifePoint Hospitals, Inc.*	1,800	70,236
Magellan Health Services, Inc.*	1,990	88,117
McKesson Corp.	1,140	104,207
MEDNAX, Inc.*	2,750	193,160
Owens & Minor, Inc.	940	27,486
Select Medical Holdings Corp.*	7,300	62,561
Team Health Holdings, Inc.*	4,560	98,222
Tenet Healthcare Corp.*	3,462	17,968
		1,441,692
Health Care Technology - 0.08%
Allscripts Healthcare Solutions, Inc.*	2,730	30,249
Omnicell, Inc.*	1,420	20,263
		50,512
Life Sciences Tools & Services - 0.22%
Bruker Corp.*	8,790	132,114

Pharmaceuticals - 5.32%
Abbott Laboratories	4,216	261,645
Allergan, Inc.	881	84,576
Bristol-Myers Squibb Co.	15,113	504,321
Forest Laboratories, Inc.*	6,640	231,271
Johnson & Johnson	12,188	793,317
Medicis Pharmaceutical Corp. - Class A	2,280	87,712
Merck & Co., Inc.	12,152	476,844
Pfizer, Inc.	33,820	775,492
Salix Pharmaceuticals Ltd.*	1,330	65,702
ViroPharma, Inc.*	480	10,440
		3,291,320
Industrials - 9.02%
Aerospace & Defense - 2.13%
AAR Corp.	1,852	28,614
Alliant Techsystems, Inc.	2,500	133,250
Boeing Co. (The)	1,230	94,464
Goodrich Corp.	1,950	244,647
Honeywell International, Inc.	3,329	201,937
Huntington Ingalls Industries, Inc.*	678	26,747

See Notes to Financial Statements.

23

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48% (continued)
Industrials - 9.02% (continued)
Aerospace & Defense - 2.13% (continued)
Lockheed Martin Corp.	970	$87,824
Northrop Grumman Corp.	4,001	253,183
Taser International, Inc.*	1,900	8,740
United Technologies Corp.	2,948	240,675
		1,320,081
Air Freight & Logistics - 0.30%
United Parcel Service, Inc. - Class B	2,370	185,192

Airlines - 0.06%
Allegiant Travel Co.*	320	18,803
United Continental Holdings, Inc.*	872	19,114
		37,917
Building Products - 0.32%
Fortune Brands Home & Security, Inc.*	4,753	108,083
Griffon Corp.	4,360	43,208
Simpson Manufacturing Co., Inc.	1,520	47,165
		198,456
Commercial Services & Supplies - 0.35%
ABM Industries, Inc.	370	8,614
Corrections Corp. of America*	2,797	80,805
Geo Group, Inc. (The)*	2,650	54,881
United Stationers, Inc.	2,180	61,825
US Ecology, Inc.	410	8,889
		215,014
Construction & Engineering - 0.12%
AECOM Technology Corp.*	1,800	39,726
Tutor Perini Corp.*	2,410	36,656
		76,382
Electrical Equipment – 0.00%
A123 Systems, Inc.*	2,980	3,040

Industrial Conglomerates - 1.51%
3M Co.	2,336	208,745
General Electric Co.	36,890	722,306
		931,051
Machinery - 1.67%
Actuant Corp. - Class A	1,800	49,086
Briggs & Stratton Corp.	2,650	47,965

Security	Shares	Market Value
Machinery - 1.67% (continued)
Caterpillar, Inc.	3,387	$348,082
CLARCOR, Inc.	1,700	81,634
Graco, Inc.	3,220	171,658
Illinois Tool Works, Inc.	1,131	64,897
Joy Global, Inc.	1,503	106,367
Mueller Industries, Inc.	2,090	95,534
Sauer-Danfoss, Inc.	950	41,145
Terex Corp.*	1,050	23,772
		1,030,140
Professional Services - 0.42%
FTI Consulting, Inc.*	3,240	117,741
Mistras Group, Inc.*	1,040	24,409
Pendrell Corp.*	7,220	9,747
Verisk Analytics, Inc. - Class A*	2,160	105,732
		257,629
Road & Rail - 1.05%
Knight Transportation, Inc.	2,600	42,692
Landstar System, Inc.	2,860	153,210
RailAmerica, Inc.*	3,890	90,170
Union Pacific Corp.	3,230	363,182
		649,254
Trading Companies & Distributors - 1.09%
DXP Enterprises, Inc.*	950	41,202
Fastenal Co.	8,226	385,141
Titan Machinery, Inc.*	380	13,539
Watsco, Inc.	1,260	90,657
WESCO International, Inc.*	2,180	144,730
		675,269
Information Technology - 15.00%
Communications Equipment - 0.52%
Brocade Communications Systems, Inc.*	5,720	31,689
Cisco Systems, Inc.	4,790	96,518
Comtech Telecommunications Corp.	910	28,137
JDS Uniphase Corp.*	470	5,710
Motorola Solutions, Inc.	1,900	96,957
Opnext, Inc.*	950	1,131
QUALCOMM, Inc.	950	60,648
		320,790

See Notes to Financial Statements.

24

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48% (continued)
Information Technology - 15.00% (continued)
Computers & Peripherals - 4.24%
Apple, Inc.*	3,913	$2,286,131
EMC Corp.*	2,250	63,472
Hewlett-Packard Co.	1,510	37,388
Lexmark International, Inc. - Class A	1,510	45,451
NCR Corp.*	2,840	66,740
QLogic Corp.*	3,410	58,823
STEC, Inc.*	3,810	31,585
Synaptics, Inc.*	1,010	31,017
		2,620,607
Electronic Equipment, Instruments & Components - 0.76%
Anixter International, Inc.*	190	13,030
AVX Corp.	6,900	87,630
Brightpoint, Inc.*	5,320	32,558
Insight Enterprises, Inc.*	2,270	46,104
Itron, Inc.*	550	22,440
Plexus Corp.*	950	30,752
Power-One, Inc.*	5,840	24,995
ScanSource, Inc.*	1,494	49,242
Tech Data Corp.*	2,439	131,194
Vishay Intertechnology, Inc.*	3,130	35,119
		473,064
Internet Software & Services - 1.38%
Earthlink, Inc.	6,630	53,836
Google, Inc. - Class A*	1,116	675,437
j2 Global, Inc.	1,460	37,712
NIC, Inc.	2,050	22,939
ValueClick, Inc.*	850	18,003
WebMD Health Corp.*	1,040	23,660
XO Group, Inc.*	2,102	19,485
		851,072
IT Services - 3.00%
CACI International, Inc. - Class A*	940	57,462
Cardtronics, Inc.*	1,833	48,318
DST Systems, Inc.	2,370	132,673
Fidelity National Information Services, Inc.	260	8,754
Forrester Research, Inc.	1,100	38,995
Heartland Payment Systems, Inc.	1,522	46,375

Security	Shares	Market Value
IT Services - 3.00% (continued)
International Business Machines Corp.	6,544	$1,355,131
ManTech International Corp. - Class A	1,230	38,647
Teradata Corp.*	1,833	127,907
		1,854,262
Semiconductors & Semiconductor Equipment - 1.97%
Cirrus Logic, Inc.*	826	22,616
GT Advanced Technologies, Inc.*	4,430	28,839
Intel Corp.	21,309	605,176
Micron Technology, Inc.*	2,790	18,386
Novellus Systems, Inc.*	2,090	97,708
OmniVision Technologies, Inc.*	2,370	43,655
Texas Instruments, Inc.	9,555	305,187
Veeco Instruments, Inc.*	3,260	98,419
		1,219,986
Software - 3.13%
ANSYS, Inc.*	3,813	255,738
Blackbaud, Inc.	1,560	48,329
Microsoft Corp.	28,962	927,363
Oracle Corp.	10,939	321,497
Pegasystems, Inc.	900	33,471
Quest Software, Inc.*	5,190	120,771
SolarWinds, Inc.*	910	42,688
Tyler Technologies, Inc.*	940	37,553
VMware, Inc. - Class A*	1,130	126,244
Websense, Inc.*	1,050	21,777
		1,935,431
Materials - 2.54%
Chemicals - 1.61%
A. Schulman, Inc.	1,758	43,264
CF Industries Holdings, Inc.	270	52,126
Cytec Industries, Inc.	1,503	95,546
Dow Chemical Co. (The)	3,859	130,743
Georgia Gulf Corp.*	870	30,842
Innophos Holdings, Inc.	950	46,711
Olin Corp.	3,118	65,353
PolyOne Corp.	4,057	56,230
Rockwood Holdings, Inc.*	1,728	95,628
RPM International, Inc.	6,228	165,478
W.R. Grace & Co.*	3,521	209,887
		991,808

See Notes to Financial Statements.

25

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 84.48% (continued)
Materials - 2.54% (continued)
Containers & Packaging - 0.22%
Graphic Packaging Holding Co.*	215	$1,150
Owens-Illinois, Inc.*	1,590	36,968
Silgan Holdings, Inc.	2,270	99,585
		137,703
Metals & Mining - 0.71%
Freeport-McMoRan Copper & Gold, Inc.	6,561	251,286
Hecla Mining Co.	1,960	8,389
McEwen Mining, Inc.*	2,480	9,399
Metals USA Holdings Corp.*	1,420	21,414
Newmont Mining Corp.	280	13,342
Southern Copper Corp.	1,956	64,313
Titanium Metals Corp.	972	14,357
Worthington Industries, Inc.	3,279	58,497
		440,997
Paper & Forest Products – 0.00%
Verso Paper Corp.*	940	1,551

Telecommunication Services - 0.60%
Diversified Telecommunication Services - 0.59%
AT&T, Inc.	5,410	178,043
Globalstar, Inc.*	3,010	1,595
Premiere Global Services, Inc.*	860	7,697
Verizon Communications, Inc.	4,460	180,095
		367,430
Wireless Telecommunication Services - 0.01%
USA Mobility, Inc.	480	6,202

Utilities - 1.44%
Electric Utilities - 0.49%
Exelon Corp.	3,499	136,496
Northeast Utilities	3,010	110,678
PPL Corp.	2,043	55,876
		303,050
Multi-Utilities - 0.51%
Alliant Energy Corp.	2,090	94,551
Ameren Corp.	6,800	222,972
		317,523

Security	Shares	Market Value
Water Utilities - 0.44%
American Water Works Co., Inc.	7,870	$269,469

Total Common Stocks (Cost $40,370,163)		$52,255,891

See Notes to Financial Statements.

26

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2012 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 12.57%
US Treasury Notes	2.000%	01/31/16	$1,250,000	$1,317,285
US Treasury Notes	1.000%	03/31/17	2,000,000	2,020,312
US Treasury Notes	1.500%	03/31/19	1,000,000	1,013,750
US Treasury Notes	2.625%	08/15/20	1,600,000	1,727,249
US Treasury Bonds	8.125%	08/15/19	1,150,000	1,695,711

Total US Treasury Obligations (Cost $7,554,101)				$7,774,307

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 2.92%
JPMorgan Chase, N.A.
Dated 04/30/12, 0.10%, principal and interest in the amount of $1,805,005 to be repurchased 05/01/12, collateralized by US Treasury Inflation-Protected Notes, par value of $1,605,900 due to 07/15/13, 07/15/18, and 01/15/22 with a combined value of $1,845,028 (Cost $1,804,000)	$1,804,000	$1,804,000

Total Investments - 99.97% (Cost $49,728,264)**		$61,834,198
Other Assets in Excess of Liabilities - 0.03%		19,635
Net Assets - 100.00%		$61,853,833

*	Non-income producing security.

**	Cost for Federal income tax purposes is $49,728,264 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$13,763,091
Gross Unrealized Depreciation	(1,657,157)
Net Unrealized Appreciation	$12,105,934

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Financial Statements.

27

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2012 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
ASSETS
Investments in securities:
At cost	$76,411,680	$102,062,768
At value (Note 1)	$81,017,738	$109,093,993
Cash	884	429
Interest receivable	538,850	1,030,166
Receivable for capital shares sold	1,556	57,930
Other assets	9,342	34,314
TOTAL ASSETS	81,568,370	110,216,832

LIABILITIES
Distributions payable	38,188	105,181
Payable for capital shares redeemed	85,420	20,082
Accrued distribution fees (Note 2)	16,700	21,561
Accrued investment advisory fees (Note 2)	15,174	36,078
Accrued administration fees (Note 2)	7,215	5,205
Accrued directors' fees (Note 2)	4,079	3,936
Accrued transfer agent fees (Note 2)	3,898	2,669
Other accrued expenses and liabilities	24,523	20,293
TOTAL LIABILITIES	195,197	215,005

NET ASSETS	$81,373,173	$110,001,827

NET ASSETS CONSIST OF:
Paid-in capital	$75,474,682	$102,525,667
Distributions in excess of net investment income	(280,877)	(66)
Accumulated net realized gains from security transactions	1,573,310	445,001
Net unrealized appreciation on investments	4,606,058	7,031,225
Net assets	$81,373,173	$110,001,827

See Notes to Financial Statements.

28

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2012 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	—	9,496,686
ISI Class I Shares (5,000,000 shares authorized)	—	443,639
ISI Shares (115,000,000 shares authorized)	7,879,332	—

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $105,089,545)	$—	$11.07
ISI Class I Shares (based on net assets of $4,912,282)	$—	$11.07
ISI Shares (based on net assets of $81,373,173)	$10.33	$—

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$—	$11.41
ISI Shares	$10.65	$—

See Notes to Financial Statements.

29

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2012 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
ASSETS
Investments in securities:
At cost	$160,586,666	$49,728,264
At value (Note 1)	$167,500,280	$61,834,198
Cash	507	207
Dividends and interest receivable, at value	2,029,639	77,257
Receivable for capital shares sold	188,353	64,386
Other assets	36,396	13,813
TOTAL ASSETS	169,755,175	61,989,861

LIABILITIES
Distributions payable	132,999	—
Payable for capital shares redeemed	287,417	73,277
Accrued investment advisory fees (Note 2)	55,003	20,023
Accrued distribution fees (Note 2)	52,963	12,514
Accrued transfer agent fees (Note 2)	8,375	2,987
Accrued administration fees (Note 2)	6,850	5,020
Accrued directors' fees (Note 2)	5,126	2,948
Accrued shareholder servicing fees (Note 2)	3,627	—
Other accrued expenses and liabilities	25,257	19,259
TOTAL LIABILITIES	577,617	136,028

NET ASSETS	$169,177,558	$61,853,833

NET ASSETS CONSIST OF:
Paid-in capital	$161,857,429	$49,691,647
Undistributed (distributions in excess of) net investment income	(942,446)	13,976
Accumulated net realized gains from security and foreign currency transactions	1,342,295	42,276
Net unrealized appreciation on investments and foreign currency translation	6,920,280	12,105,934
Net assets	$169,177,558	$61,853,833

See Notes to Financial Statements.

30

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2012 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	16,224,298	—
ISI Class C Shares (5,000,000 shares authorized)	2,237,157	—
ISI Class I Shares (5,000,000 shares authorized)	2,793,604	—
ISI Shares (25,000,000 shares authorized)	—	4,374,367

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $129,183,091)	$7.96	$—
ISI Class C Shares (based on net assets of $17,699,697)*	$7.91	$—
ISI Class I Shares (based on net assets of $22,294,770)	$7.98	$—
ISI Shares (based on net assets of $61,853,833)	$—	$14.14

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$8.21	$—
ISI Shares	$—	$14.58

*	Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

See Notes to Financial Statements.

31

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2012 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
INVESTMENT INCOME
Interest	$816,135	$1,916,822
Other income	301	—
TOTAL INVESTMENT INCOME	816,436	1,916,822

EXPENSES
Investment advisory fees (Note 2)	96,187	220,295
Distribution fees (Note 2):
ISI Class A Shares	—	132,425
ISI Shares	104,918	—
Administration fees (Note 2)	31,886	39,736
Custody fees	25,177	35,525
Transfer agent fees (Note 2):
ISI Class A Shares	—	19,195
ISI Class I Shares	—	766
ISI Shares	23,613	—
Professional fees	21,643	24,126
Registration fees	15,962	24,438
Compliance consulting fees (Note 2)	8,612	10,611
Directors' fees and expenses	7,818	9,680
Other expenses	27,502	27,911
TOTAL EXPENSES	363,318	544,708

NET INVESTMENT INCOME	453,118	1,372,114

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	1,573,453	486,258
Net change in unrealized appreciation/depreciation on investments	(453,121)	2,421,122

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,120,332	2,907,380

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,573,450	$4,279,494

See Notes to Financial Statements.

32

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2012 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
INVESTMENT INCOME
Interest	$2,116,587	$32,756
Dividends	—	598,765
TOTAL INVESTMENT INCOME	2,116,587	631,521

EXPENSES
Investment advisory fees (Note 2)	321,226	116,268
Distribution fees (Note 2):
ISI Class A Shares	246,731	—
ISI Class C Shares	64,958	—
ISI Shares	—	72,667
Registration fees	70,004	15,204
Administration fees (Note 2)	55,301	22,213
Custody fees	54,625	29,506
Transfer agent fees (Note 2):
ISI Class A Shares	38,539	—
ISI Class C Shares	5,423	—
ISI Class I Shares	6,231	—
ISI Shares	—	17,541
Professional fees	29,397	19,135
Shareholder servicing fees (Note 2):
ISI Class C Shares	21,653	—
Compliance consulting fees (Note 2)	15,102	6,041
Directors' fees and expenses	13,368	5,397
Other expenses	34,195	25,150
TOTAL EXPENSES	976,753	329,122

NET INVESTMENT INCOME	1,139,834	302,399

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Security transactions	1,402,132	3,474,598
Foreign currency transactions	(59,751)	—
Net change in unrealized appreciation/depreciation on:
Investments	499,916	3,151,927
Foreign currency translation	36,336	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	1,878,633	6,626,525

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,018,467	$6,928,924

See Notes to Financial Statements.

33

Total Return US Treasury Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income	$453,118	$1,304,024
Net realized gains from security transactions	1,573,453	1,634,170
Net change in net unrealized appreciation/depreciation on investments	(453,121)	642,385
Net increase in net assets resulting from operations	1,573,450	3,580,579

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(453,118)	(1,304,024)
From net realized gains from security transactions	(1,266,786)	(381,516)
In excess of net investment income	(280,877)	—
Decrease in net assets resulting from distributions to shareholders	(2,000,781)	(1,685,540)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,250,358	5,744,028
Net asset value of shares issued in reinvestment of distributions to shareholders	1,447,617	1,130,054
Payments for shares redeemed	(8,391,249)	(21,068,096)
Net decrease in net assets resulting from capital share transactions	(3,693,274)	(14,194,014)

TOTAL DECREASE IN NET ASSETS	(4,120,605)	(12,298,975)

NET ASSETS
Beginning of period	85,493,778	97,792,753
End of period	$81,373,173	$85,493,778

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(280,877)	$—

CAPITAL SHARE ACTIVITY
Shares sold	313,628	566,944
Shares reinvested	139,677	113,692
Shares redeemed	(813,109)	(2,131,872)
Net decrease in shares outstanding	(359,804)	(1,451,236)
Shares outstanding, beginning of period	8,239,136	9,690,372
Shares outstanding, end of period	7,879,332	8,239,136

See Notes to Financial Statements.

34

Managed Municipal Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income	$1,372,114	$2,824,541
Net realized gains (losses) from security transactions	486,258	(41,257)
Net change in net unrealized appreciation/depreciation on investments	2,421,122	153,003
Net increase in net assets resulting from operations	4,279,494	2,936,287

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(1,313,615)	(2,740,490)
ISI Class I Shares	(59,255)	(83,643)
From net realized gains from security transactions
ISI Class A Shares	—	(702,701)
ISI Class I Shares	—	(17,283)
Decrease in net assets resulting from distributions to shareholders	(1,372,870)	(3,544,117)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	3,436,784	11,333,587
ISI Class I Shares	1,498,454	4,164,478
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	718,233	2,108,024
ISI Class I Shares	3,931	28,991
Payments for shares redeemed
ISI Class A Shares	(6,213,886)	(20,683,966)
ISI Class I Shares	(294,660)	(675,412)
Net decrease in net assets resulting from capital share transactions	(851,144)	(3,724,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,055,480	(4,332,128)

NET ASSETS
Beginning of period	107,946,347	112,278,475
End of period	$110,001,827	$107,946,347

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(66)	$690

See Notes to Financial Statements.

35

Managed Municipal Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	310,514	1,069,961
ISI Class I Shares	135,590	388,654
Shares reinvested
ISI Class A Shares	65,188	201,088
ISI Class I Shares	356	2,782
Shares redeemed
ISI Class A Shares	(564,494)	(1,953,697)
ISI Class I Shares	(26,711)	(64,049)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(188,792)	(682,648)
ISI Class I Shares	109,235	327,387

Shares outstanding, beginning of period
ISI Class A Shares	9,685,478	10,368,126
ISI Class I Shares	334,404	7,017
Shares outstanding, end of period
ISI Class A Shares	9,496,686	9,685,478
ISI Class I Shares	443,639	334,404

See Notes to Financial Statements.

36

North American Government Bond Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income	$1,139,834	$2,619,451
Net realized gains from security and foreign currency transactions	1,342,381	1,514,546
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	536,252	397,933
Net increase in net assets resulting from operations	3,018,467	4,531,930

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(883,972)	(2,308,484)
ISI Class C Shares	(72,648)	(276,833)
ISI Class I Shares	(183,214)	(303,492)
From net realized gains from security transactions
ISI Class A Shares	(331,210)	(885,079)
ISI Class C Shares	(45,395)	(141,835)
ISI Class I Shares	(51,161)	(66,068)
In excess of net investment income
ISI Class A Shares	(623,581)	—
ISI Class C Shares	(99,976)	—
ISI Class I Shares	(94,452)	—
Decrease in net assets resulting from distributions to shareholders	(2,385,609)	(3,981,791)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	24,402,766	18,444,746
ISI Class C Shares	1,399,377	2,997,040
ISI Class I Shares	5,584,569	19,541,976
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	1,288,006	2,045,866
ISI Class C Shares	148,414	263,185
ISI Class I Shares	46,648	79,028
Payments for shares redeemed
ISI Class A Shares	(9,402,077)	(42,909,330)
ISI Class C Shares	(1,148,718)	(8,919,558)
ISI Class I Shares	(1,485,505)	(1,924,589)
Net increase (decrease) in net assets resulting from capital share transactions	20,833,480	(10,381,636)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,466,338	(9,831,497)

See Notes to Financial Statements.

37

North American Government Bond Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
NET ASSETS
Beginning of period	147,711,220	157,542,717
End of period	$169,177,558	$147,711,220

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(942,446)	$(124,437)

CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	3,073,770	2,377,677
ISI Class C Shares	177,293	386,824
ISI Class I Shares	701,812	2,482,523
Shares reinvested
ISI Class A Shares	162,406	263,122
ISI Class C Shares	18,831	34,019
ISI Class I Shares	5,867	10,193
Shares redeemed
ISI Class A Shares	(1,183,618)	(5,508,903)
ISI Class C Shares	(145,671)	(1,157,539)
ISI Class I Shares	(186,432)	(245,283)

Net increase (decrease) in shares outstanding
ISI Class A Shares	2,052,558	(2,868,104)
ISI Class C Shares	50,453	(736,696)
ISI Class I Shares	521,247	2,247,433

Shares outstanding, beginning of period
ISI Class A Shares	14,171,740	17,039,844
ISI Class C Shares	2,186,704	2,923,400
ISI Class I Shares	2,272,357	24,924
Shares outstanding, end of period
ISI Class A Shares	16,224,298	14,171,740
ISI Class C Shares	2,237,157	2,186,704
ISI Class I Shares	2,793,604	2,272,357

See Notes to Financial Statements.

38

ISI Strategy Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income	$302,399	$704,938
Net realized gains from security transactions	3,474,598	2,271,921
Net change in net unrealized appreciation/depreciation on investments	3,151,927	(403,351)
Net increase in net assets resulting from operations	6,928,924	2,573,508

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(331,915)	(707,064)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,120,030	6,536,028
Net asset value of shares issued in reinvestment of distributions to shareholders	285,325	610,715
Payments for shares redeemed	(4,409,654)	(12,196,789)
Net decrease in net assets resulting from capital share transactions	(2,004,299)	(5,050,046)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,592,710	(3,183,602)

NET ASSETS
Beginning of period	57,261,123	60,444,725
End of period	$61,853,833	$57,261,123

UNDISTRIBUTED NET INVESTMENT INCOME	$13,976	$43,492

CAPITAL SHARE ACTIVITY
Shares sold	156,062	510,245
Shares reinvested	21,527	47,681
Shares redeemed	(337,935)	(947,151)
Net decrease in shares outstanding	(160,346)	(389,225)
Shares outstanding, beginning of period	4,534,713	4,923,938
Shares outstanding, end of period	4,374,367	4,534,713

See Notes to Financial Statements.

39

Total Return US Treasury Fund

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$10.38		$10.09	$10.11	$9.59	$9.50	$9.42

Income from investment operations:
Net investment income(a)	0.06		0.15	0.15	0.17	0.28	0.35
Net realized and unrealized gains on investments	0.14		0.33	0.50	0.70	0.16	0.08
Total from investment operations	0.20		0.48	0.65	0.87	0.44	0.43

Less distributions:
Dividends from net investment income	(0.06)		(0.15)	(0.15)	(0.17)	(0.28)	(0.34)
Distributions from net realized gains	(0.16)		(0.04)	(0.52)	(0.18)	(0.07)	(0.00)*
Return of capital	—		—	—	—	—	(0.01)
In excess of net investment income	(0.03)		—	—	—	—	—
Total distributions	(0.25)		(0.19)	(0.67)	(0.35)	(0.35)	(0.35)

Net asset value at end of period	$10.33		$10.38	$10.09	$10.11	$9.59	$9.50

TOTAL RETURN(b)	1.90	%(c)	4.87%	6.85%	9.05%	4.61%	4.66%

Net assets at end of period (000's)	$81,373		$85,494	$97,793	$112,295	$119,973	$124,768

Ratio of expenses to average net assets	0.87	%(d)	0.84%	0.82%	0.80%	0.79%	0.79%

Ratio of net investment income to average net assets	1.08	%(d)	1.50%	1.49%	1.68%	2.86%	3.68%

Portfolio turnover rate	48	%(c)	51%	44%	109%	70%	29%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

*	Amount less than $0.005 per share.

See Notes to Financial Statements.

40

Managed Municipal Fund - Class A

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$10.77		$10.82	$10.68	$9.96	$10.61	$10.80

Income (loss) from investment operations:
Net investment income(a)	0.14		0.28	0.31	0.32	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.30		0.02	0.18	0.74	(0.50)	(0.14)
Total from investment operations	0.44		0.30	0.49	1.06	(0.14)	0.24

Less distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.31)	(0.32)	(0.47)	(0.34)
Distributions from net realized gains	—		(0.07)	(0.04)	(0.02)	(0.04)	(0.09)
Total distributions	(0.14)		(0.35)	(0.35)	(0.34)	(0.51)	(0.43)

Net asset value at end of period	$11.07		$10.77	$10.82	$10.68	$9.96	$10.61

TOTAL RETURN(b)	4.06	%(c)	2.93%	4.62%	10.68%	(1.44)%	2.29%

Net assets at end of period (000's)	$105,090		$104,342	$112,203	$100,923	$75,072	$73,038

Ratio of expenses to average net assets	1.00	%(d)	1.01%	0.97%	0.97%	0.96%	0.94%

Ratio of net investment income to average net assets	2.48	%(d)	2.65%	2.89%	3.02%	3.48%	3.57%

Portfolio turnover rate	5	%(c)	10%	22%	10%	7%	5%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

41

Managed Municipal Fund - Class I

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Period Ended October 31, 2010(a)
Net asset value at beginning of period	$10.78		$10.82	$10.94

Income (loss) from investment operations:
Net investment income(b)	0.15		0.31	0.02
Net realized and unrealized gains (losses) on investments	0.29		0.03	(0.11)
Total from investment operations	0.44		0.34	(0.09)

Less distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.03)
Distributions from net realized gains	—		(0.07)	—
Total distributions	(0.15)		(0.38)	(0.03)

Net asset value at end of period	$11.07		$10.78	$10.82

TOTAL RETURN(c)	4.09	%(d)	3.28%	(0.86	)%(d)

Net assets at end of period (000's)	$4,912		$3,605	$76

Ratio of expenses to average net assets	0.75	%(e)	0.76%	0.70	%(e)

Ratio of net investment income to average net assets	2.73	%(e)	2.92%	2.83	%(e)

Portfolio turnover rate	5	%(d)	10%	22	%(d)

(a)	Class I commenced operations on October 7, 2010.

(b)	Calculated using the average shares outstanding for the period.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

42

North American Government Bond Fund - Class A

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$7.93		$7.89	$7.56	$7.22	$7.53	$7.41

Income (loss) from investment operations:
Net investment income(a)	0.06		0.14	0.14	0.14	0.23	0.26
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		0.12	0.56	0.56	(0.18)	0.22
Total from investment operations	0.15		0.26	0.70	0.70	0.05	0.48

Less distributions:
Dividends from net investment income	(0.06)		(0.16)	(0.14)	(0.08)	(0.19)	(0.35)
Distributions from net realized gains	(0.02)		(0.06)	(0.23)	(0.28)	(0.14)	—
Return of capital	—		—	—	—	(0.03)	(0.01)
In excess of net investment income	(0.04)		—	—	—	—	—
Total distributions	(0.12)		(0.22)	(0.37)	(0.36)	(0.36)	(0.36)

Net asset value at end of period	$7.96		$7.93	$7.89	$7.56	$7.22	$7.53

TOTAL RETURN(b)	1.87	%(c)	3.30%	9.53%	9.80%	0.51%	6.71%

Net assets at end of period (000's)	$129,183		$112,407	$134,383	$132,814	$140,326	$131,748

Ratio of expenses to average net assets	1.20	%(d)	1.18%	1.15%	1.13%	1.11%	1.11%

Ratio of net investment income to average net assets	1.43	%(d)	1.83%	1.85%	1.87%	2.97%	3.54%

Portfolio turnover rate	39	%(c)	46%	48%	131%	108%	49%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

43

North American Government Bond Fund - Class C

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$7.89		$7.85	$7.54	$7.21	$7.52	$7.40

Income (loss) from investment operations:
Net investment income(a)	0.03		0.10	0.09	0.09	0.18	0.21
Net realized and unrealized gains (losses) on investments and foreign currencies	0.09		0.12	0.56	0.55	(0.18)	0.22
Total from investment operations	0.12		0.22	0.65	0.64	0.00	0.43

Less distributions:
Dividends from net investment income	(0.03)		(0.12)	(0.11)	(0.03)	(0.14)	(0.30)
Distributions from net realized gains	(0.02)		(0.06)	(0.23)	(0.28)	(0.14)	—
Return of capital	—		—	—	—	(0.03)	(0.01)
In excess of net investment income	(0.05)		—	—	—	—	—
Total distributions	(0.10)		(0.18)	(0.34)	(0.31)	(0.31)	(0.31)

Net asset value at end of period	$7.91		$7.89	$7.85	$7.54	$7.21	$7.52

TOTAL RETURN(b)	1.52	%(c)	2.84%	8.85%	8.97%	(0.12)%	6.03%

Net assets at end of period (000's)	$17,700		$17,248	$22,963	$24,659	$20,636	$16,848

Ratio of expenses to average net assets	1.80	%(d)	1.78%	1.78%	1.76%	1.73%	1.74%

Ratio of net investment income to average net assets	0.84	%(d)	1.23%	1.23%	1.22%	2.34%	2.93%

Portfolio turnover rate	39	%(c)	46%	48%	131%	108%	49%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

44

North American Government Bond Fund - Class I

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Period Ended October 31, 2010(a)
Net asset value at beginning of period	$7.95		$7.89	$7.80

Income from investment operations:
Net investment income(b)	0.07		0.18	0.02
Net realized and unrealized gains on investments and foreign currencies	0.09		0.12	0.12
Total from investment operations	0.16		0.30	0.14

Less distributions:
Dividends from net investment income	(0.07)		(0.18)	(0.02)
Distributions from net realized gains	(0.02)		(0.06)	(0.03)
In excess of net investment income	(0.04)		—	—
Total distributions	(0.13)		(0.24)	(0.05)

Net asset value at end of period	$7.98		$7.95	$7.89

TOTAL RETURN(c)	2.01	%(d)	3.88%	1.74	%(d)

Net assets at end of period (000's)	$22,295		$18,056	$197

Ratio of expenses to average net assets	0.80	%(e)	0.78%	0.69	%(e)

Ratio of net investment income to average net assets	1.84	%(e)	2.25%	2.25	%(e)

Portfolio turnover rate	39	%(d)	46%	48	%(d)

(a)	Class I commenced operations on September 16, 2010.

(b)	Calculated using the average shares outstanding for the period.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

45

ISI Strategy Fund

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$12.63		$12.28	$10.64	$9.63	$14.82	$13.54

Income (loss) from investment operations:
Net investment income(a)	0.07		0.15	0.16	0.11	0.13	0.17
Net realized and unrealized gains (losses) on investments	1.52		0.35	1.64	1.02	(4.39)	1.65
Total from investment operations	1.59		0.50	1.80	1.13	(4.26)	1.82

Less distributions:
Dividends from net investment income	(0.08)		(0.15)	(0.16)	(0.12)	(0.13)	(0.17)
Distributions from net realized gains	—		—	—	—	(0.80)	(0.37)
Total distributions	(0.08)		(0.15)	(0.16)	(0.12)	(0.93)	(0.54)

Net asset value at end of period	$14.14		$12.63	$12.28	$10.64	$9.63	$14.82

TOTAL RETURN(b)	12.60	%(c)	4.03%	17.05%	11.84%	(30.49)%	13.79%

Net assets at end of period (000's)	$61,854		$57,261	$60,445	$53,731	$53,245	$80,535

Ratio of expenses to average net assets	1.13	%(d)	1.04%	1.06%	1.10%	0.99%	0.96%

Ratio of net investment income to average net assets	1.04	%(d)	1.12%	1.40%	1.19%	1.02%	1.21%

Portfolio turnover rate	29	%(c)	50%	38%	55%	42%	62%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

46

ISI Funds

Notes to Financial Statements
April 30, 2012 (Unaudited)

Note 1 – Organization and Significant Accounting Policies

A.     Organization

Total Return US Treasury Fund, Inc. (“Total Return”), Managed Municipal Fund, Inc. (“Managed Municipal”), North American Government Bond Fund, Inc. (“North American”) and ISI Strategy Fund, Inc. (“Strategy”) (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

Total Return’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income. Managed Municipal’s investment objectives are to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax. North American’s investment objective is to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is to maximize total return through a combination of long-term growth of capital and current income.

Total Return and Strategy each currently offer a single class of shares (ISI Shares) to investors. Managed Municipal offers two classes of shares – ISI Class A Shares and ISI Class I Shares. North American offers three classes of shares – ISI Class A Shares, ISI Class C Shares and ISI Class I Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

Total Return and Strategy are authorized to issue 115,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. Managed Municipal is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class I Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares, 5,000,000 ISI Class C Shares and 5,000,000 ISI Class I Shares at $0.001 par value.

B.     Valuation of Securities

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied

47

ISI Funds

Notes to Financial Statements (continued)

valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of April 30, 2012, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative

48

ISI Funds

Notes to Financial Statements (continued)

information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2012:

Total Return
	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$—	$80,747,738	$—	$80,747,738
Repurchase Agreements	—	270,000	—	270,000
Total	$—	$81,017,738	$—	$81,017,738

Managed Municipal
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$96,826,737	$—	$96,826,737
US Treasury Obligations	—	11,431,256	—	11,431,256
Repurchase Agreements	—	836,000	—	836,000
Total	$—	$109,093,993	$—	$109,093,993

North American
	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$27,089,316	$—	$27,089,316
Mexican Securities	—	18,549,355	—	18,549,355
US Treasury Obligations	—	120,804,609	—	120,804,609
Repurchase Agreements	—	1,057,000	—	1,057,000
Total	$—	$167,500,280	$—	$167,500,280

Strategy
	Level 1	Level 2	Level 3	Total
Common Stocks	$52,255,891	$—	$—	$52,255,891
US Treasury Obligations	—	7,774,307	—	7,774,307
Repurchase Agreements	—	1,804,000	—	1,804,000
Total	$52,255,891	$9,578,307	$—	$61,834,198

See Strategy’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

49

ISI Funds

Notes to Financial Statements (continued)

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Funds may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of April 30, 2012, based on the valuation input Levels on October 31, 2011 for the Funds.

C.	Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American and Managed Municipal, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.	Distributions

Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund’s net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.	Federal Income Taxes

Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. As provided therein in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the income distributed. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income or excise taxes have been accrued.

F.	Foreign Currency Translation

The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

50

ISI Funds

Notes to Financial Statements (continued)

Net realized gains and losses on foreign currency transactions shown on North American’s financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American’s books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G.	Forward Foreign Currency Contracts

North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates.

H.	Repurchase Agreements

Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells U.S. government securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund’s claim on the collateral may be subject to legal proceedings.

I.	Estimates

In preparing its financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

51

ISI Funds

Notes to Financial Statements (continued)

Note 2 – Fees and Transactions with Affiliates

International Strategy & Investment, Inc. (“ISI”) is the Funds’ investment advisor. As compensation for ISI’s advisory services, Total Return pays ISI an annual fee based on the Fund’s average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund’s gross interest income. As compensation for ISI’s advisory services, Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund’s average daily net assets.

ISI has contractually agreed to reimburse expenses with respect to Class C Shares of North American through February 28, 2013 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the six months ended April 30, 2012, no expenses were reimbursed by ISI under the expense limitation agreement.

Los Angeles Capital Management and Equity Research, Inc. is Strategy’s Sub-Advisor and is responsible for managing the common stocks in Strategy’s portfolio. The Sub-Advisor is paid by ISI, not Strategy.

International Strategy & Investment Group LLC (“ISI Group”), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal (ISI Class A Shares, only) and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of average daily net assets. North American’s ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rates of 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

During the six months ended April 30, 2012, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $3,940, $2,871 and $1,540, respectively, and earned commissions of $2,827 on sales of ISI Class A Shares of North American. ISI Group retained $493 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the six months ended April 30, 2012.

State Street Bank and Trust Company (“State Street”) is the administrator of the Funds. State Street is responsible for providing certain administrative services to the Funds, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations. For the

52

ISI Funds

Notes to Financial Statements (continued)

performance of these services, the Funds pay State Street an annual fee of $300,000. This fee is allocated among the Funds based on the relative net assets of each Fund.

State Street is the fund accountant and fund custodian, and State Street is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. State Street as fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. For Fund accounting services, the Funds pay State Street an annual base fee of $180,000. For Fund custodian services, the Funds pay State Street an annual base fee of 1 (one) basis point on net assets, plus other asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket fees.

State Street also serves as transfer agent for the Funds and is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. For these services State Street receives an annual amount of $65,000, allocated among the Funds based on the relative net assets of each Fund and a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries. In addition, the Funds reimburse State Street for its out-of-pocket expenses including, but not limited to, postage and supplies.

EJV Financial Services, LLC (“EJV”) provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer (“CCO”) of the Funds, is also a principal of EJV. The Funds pay EJV $18,750 quarterly for providing CCO services. This fee is allocated among the Funds based on the relative net assets of each Fund. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

Effective January 1, 2012 the Funds pay each independent Director an annual fee of $21,000. The Audit Committee Chairman and Chairman of the Board receive an additional annual fee of $2,000 and $4,000, respectively. The Funds also reimburse each of the Directors for out-of-pocket expenses incurred in connection with attending the Board of Directors’ meetings. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office, receive no compensation from the Funds.

Note 3 – Federal Income Tax

The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from GAAP. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to

53

ISI Funds

Notes to Financial Statements (continued)

paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from GAAP.

During the periods ended April 30, 2012 and October 31, 2011, the tax character of distributions paid by each of the Funds was as follows:

	Ordinary Income				Tax-Exempt Income		Long-Term Capital Gains
	April 30, 2012		October 31, 2011		April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
Total Return	$953,832	*	$1,683,591	*	$—	$—	$1,046,949	$1,949
Managed Municipal	5,090		147,216		1,367,780	2,802,639	—	594,262
North American	2,107,356		3,976,050	*	—	—	278,253	5,741
Strategy	331,915		707,064		—	—	—	—

*
A portion of the ordinary income is short-term gains that are taxed as ordinary income for tax purposes. However, these short-term gains may be offset by losses incurred through October 31, 2012 and therefore could be treated as return of capital.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal and state income tax returns for all open tax years (tax years ended October 31, 2008 through October 31, 2011) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

As of October 31, 2011, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Total Return	Managed Municipal	North American	Strategy
Undistributed ordinary income	$259,329	$765	$149,493	$45,386
Undistributed tax-exempt income	—	112,141	—	—
Accumulated undistributed long-term capital gains	1,046,872	—	278,187	—
Capital loss carryforwards	—	(41,257)	—	(3,372,174)
Net unrealized appreciation (depreciation)	5,059,179	4,610,103	6,384,028	8,891,965
Other temporary differences	(39,558)	(112,216)	(124,437)	—
Total	$6,325,822	$4,569,536	$6,687,271	$5,565,177

54

ISI Funds

Notes to Financial Statements (continued)

As of October 31, 2011, the Funds recorded the following reclassifications primarily due to foreign exchange gains/losses, passive foreign investment company losses, REIT adjustments to increase (decrease) the accounts listed below:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Return US Treasury Fund	$—	$—	$—
Managed Municipal Fund	—	—	—
North American Government Bond Fund	144,921	(144,921)	—
ISI Strategy Fund	35,863	(35,863)	—

As of October 31, 2011, Managed Municipal had $41,257 capital loss carryforwards which expires October 31, 2018, and Strategy had capital loss carryforwards of $3,372,174, of which $2,846,434 expires October 31, 2017, and $525,740 expires October 31, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Note 4 – Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2012 were as follows:

	Non-US Government Obligations		US Government Obligations
	Purchases	Sales	Purchases	Sales
Total Return	$—	$—	$35,593,906	$41,900,938
Managed Municipal	4,861,915	11,416,943	—	—
North American	6,029,011	3,066,315	52,337,852	51,936,875
Strategy	11,379,296	19,593,546	5,476,406	686,367

55

ISI Funds

Notes to Financial Statements (continued)

Note 5 – Market and Credit Risk

North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

Note 6 – Contractual Obligations

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

Note 7 – Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined no disclosure is necessary other than is noted below.

On May 31, 2012, North American Class A Shares, Class C Shares, and Class I Shares, Managed Municipal Class A Shares and Class I Shares, and Total Return ISI Shares paid a distribution of $0.016, $0.013, $0.018, $0.0218, $0.0242, and $0.015, respectively, per share in net investment income related to the period ended May 31, 2012.

56

Notice to Shareholders (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy’s portfolio is available, without charge and upon request, by calling (800) 955-7175. Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Notice for ISI Mutual Funds
Privacy Policy

The mutual funds in the ISI Fund Complex believe that your privacy is extremely important. We are firmly committed to protecting any personal or financial information you provide to us as well as information about your transactions with us, such as transaction amounts, account balance and account holdings (“Personal Information”). We use Personal Information only to develop and deliver products and services that you request and to fulfill any applicable legal and regulatory requirements. We do not disclose Personal Information about you or our former customers except to our affiliates and service providers. We require our employees, affiliates and service providers to maintain appropriate safeguards to ensure the security of your non-public information.

Limits of Use of Personal Information

We limit the use, collection and retention of customer information to what is necessary to provide personal financial services and related products. We have security practices and procedures in place to ensure the confidentiality and security of your Personal Information.

Accuracy of Personal Information

We strive to keep your personal and financial information accurate. If our records are incorrect or out-of-date, please notify us immediately by contacting the Service Center listed on your account statement.

Change to Our Policies

If you have any privacy or security questions, please contact us at 800-882-8585. We may, at our discretion, change this Privacy Policy at any time. If we make material changes to the policy, we will provide you with notice of these changes.

57

Louis E. Levy Chairman W. Murray Jacques Director Edward A. Kuczmarski Director R. Alan Medaugh President Director Nancy R. Lazar Vice President Carrie L. Butler Vice President

Edward J. Veilleux
Vice President
Chief Compliance Officer

Thomas D. Stevens*
Vice President

Stephen V. Killorin
Vice President
Treasurer

Margaret M. Beeler
Vice President
Secretary

Edward S. Hyman
Senior Economic Advisor

* Thomas D. Stevens is an officer
for only the ISI Strategy Fund.

Investment Advisor
ISI, Inc. 666 Fifth Avenue, 11th Floor New York, NY 10103 (800) 955-7175
Shareholder Servicing Agent
State Street Bank & Trust Company One Lincoln Street Boston, MA 02111
Distributor
ISI Group LLC 666 Fifth Avenue, 11th Floor New York, NY 10103 (800) 955-7175

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.
(2) Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.
(3) Not applicable
(b)
Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    North American Government Bond Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date	June 29, 2012

By (Signature and Title)*		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer

Date	June 29, 2012